Average Annual Total Returns - FidelityBalancedK6Fund-PRO - FidelityBalancedK6Fund-PRO - Fidelity Balanced K6 Fund	Oct. 29, 2022
Fidelity Balanced K6 Fund | Return Before Taxes
Average Annual Return:
Past 1 year	18.51%
Since Inception	20.48%
SP001
Average Annual Return:
Past 1 year	28.71%
Since Inception	23.78%	[1]
F0408
Average Annual Return:
Past 1 year	15.86%
Since Inception	15.71%	[1]

[1]	A From June 14, 2019